Deferred income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred Income
Deferred revenue from rewards program	$ 62,578	$ 34,546
Deferred annual fee from reward program	2,762	3,283
Other deferred income	3,020	3,859
Total	$ 68,360	$ 41,688